5. Capitalized Software Development Costs: Research and Development Arrangement, Contract to Perform for Others (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Research and Development Arrangement, Contract to Perform for Others
December 31, 2012
Beginning balance	$383,227
Additions	117,914
Amortization	(97,887)
Charge offs	-
Ending balance	$403,254